Unit Activity	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Unit Activity

17) Unit Activity

The following table shows the movement in the number of common units, general partner units and Series A Preferred Units from December 31, 2016 until June 30, 2018.

(in units)	Common Units	General Partner Units	Convertible Preferred Units
December 31, 2016	27,194,094	558,674	—
January 6, 2017: Public offering	2,500,000	—	—
February 2, 2017: Sale of Series A Preferred Units	—	—	2,083,333
June 30, 2017: Sale of Series A Preferred Units	—	—	1,666,667
November 9, 2017: Public offering	3,000,000	56,443	—
December 31, 2017	32,694,094	615,117	3,750,000
June 30, 2018	32,694,094	615,117	3,750,000

On August 12, 2015, the Board authorized a program for the Partnership to repurchase up to 666,667 of its common units. The board of directors of the General Partner concurrently authorized the General Partner to purchase up to 333,333 common units of the Partnership. On August 10, 2016, the Board and the board of directors of the General Partner authorized an extension of the common unit purchase program to August 31, 2017, and on August 9, 2017, the Board and the board of directors of the General Partner authorized a further extension of the program to August 31, 2018. No common units were purchased by the Partnership or the General Partner in 2017 or to date in 2018.

All purchases are made pursuant to a single program and are allocated approximately two-thirds to the Partnership and one-third to the General Partner. There is no obligation to purchase any specific number of common units and the program may be modified, suspended, extended or terminated at any time. Common units repurchased by the Partnership under the program have been cancelled.